Segmented Information (Segment revenues and results) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Operating revenues	$ 1,023.3	$ 821.2
Cost of sales
Mining and processing	437.3	394.4
Inventory net realizable value adjustment	0.0	33.9
Royalties	10.2	9.1
Amortization	190.2	171.5
Cost of sales	637.7	608.9
Expenses
Exploration	18.2	18.4
Corporate and administrative	27.6	25.9
Share-based compensation	21.7	18.3
Impairment (note 8)	0.0	38.2
EARNINGS FROM OPERATIONS	318.1	111.5
Finance expense	(2.5)	(5.7)
Foreign exchange gain	1.9	1.7
Other loss	(23.8)	(5.1)
EARNINGS BEFORE INCOME TAXES	293.7	102.4
Impairment of El Chanate inventory		33.9
Corporate and other
Expenses
Exploration	1.7
Corporate and administrative	27.6
Share-based compensation	21.7
EARNINGS FROM OPERATIONS	(51.0)
Operating segments | Young-Davidson
Disclosure of operating segments [line items]
Operating revenues	355.3	347.8
Cost of sales
Mining and processing	166.2	163.4
Royalties	5.3	5.3
Amortization	76.7	81.8
Cost of sales	248.2	250.5
Expenses
Exploration	2.9	4.3
EARNINGS FROM OPERATIONS	104.2	93.0
Impairment of El Chanate inventory		0.0
Operating segments | Mulatos1
Disclosure of operating segments [line items]
Operating revenues	420.2	238.1
Cost of sales
Mining and processing	188.4	150.4
Royalties	2.2	1.2
Amortization	75.3	52.5
Cost of sales	265.9	238.0
Expenses
Exploration	9.9	7.5
EARNINGS FROM OPERATIONS	144.4	(7.4)
Impairment of El Chanate inventory		33.9
Operating segments | Island Gold
Disclosure of operating segments [line items]
Operating revenues	247.8	235.3
Cost of sales
Mining and processing	82.7	80.6
Royalties	2.7	2.6
Amortization	38.2	37.2
Cost of sales	123.6	120.4
Expenses
Exploration	3.7	4.7
EARNINGS FROM OPERATIONS	$ 120.5	110.2
Impairment of El Chanate inventory		0.0
Operating segments | Corporate and other
Expenses
Exploration		1.9
Corporate and administrative		25.9
Share-based compensation		18.3
Impairment (note 8)		38.2
EARNINGS FROM OPERATIONS		$ (84.3)